Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current income taxes benefit			$ 95,870
Deferred income taxes provision
Total benefit for income taxes			95,870
Less: provision for income tax expenses from discontinued operations			(844)
Benefit for income taxes from continuing operations			$ (95,026)